UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

PPM Funds
225 W. Wacker Dr., Ste. 1200
Chicago, IL  60606

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [ ]

Series Name	Series ID	Class ID
PPM Core Plus Fixed Income Fund	S000061235	C000198333
PPM Floating Rate Income Fund	S000061237	C000198335
PPM High Yield Core Fund	S000061238	C000198336
PPM Long Short Credit Fund	S000061239	C000198337
PPM Large Cap Value Fund	S000061241	C000198339
PPM Mid Cap Value Fund	S000061242	C000198340
PPM Small Cap Value Fund	S000061243	C000198341
PPM Core Fixed Income Fund[1]	S000067083	C000215796
PPM Investment Grade Credit Fund[1]	S000067084	C000215797

3. Investment Company Act File Number:

811-13308

Securities Act File Number:

333-221579

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2020

4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.).  (See Instruction A.2)

4(c). [] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $80,097,925

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $180,230,613

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$2,006,625

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $182,237,238

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $0

(vi)	Redemption credits available for use in future years $102,139,313
-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9): x .0001091

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due): =$0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): +$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer
Date:	March 25, 2021

*Please print the name and title of the signing officer below the signature.